Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

		December 31,
		2012	2013
		RMB	RMB
Accrued payroll and employee benefits		15,743,877	19,763,943
Content fee payable		10,650,371	11,013,500
Deferred revenue	(i)	4,373,012	6,722,544
IPO cost payable		—	6,026,669
Other tax payables	(ii)	3,149,642	4,519,394
Accrued bandwidth fee		954,871	487,187
Government grants		3,087,014	—
Other accrued expenses	(iii)	1,397,529	2,264,144

Total accrued expenses and other current liabilities		39,356,316	50,797,381

(i)	Deferred revenue mainly consists of payments received in advance from customers relating to mobile reading and mobile portal marketing services and the consideration allocated for postcontract customer support (“PCS”) relating to mobile application, which are expected to be provided by the Company within one year.

(ii)	Other tax payable mainly includes VAT payable, business tax payable and surcharges.

(iii)	Other accrued expenses mainly represent accrued office expenses and other operating costs.